Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Reserves.
Foreign currency translation reserve	$ (9,416)	$ (10,525)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	15,079	16,399
Reserves	$ 138,254	$ 138,465